SCHEDULE OF LINE OF CREDIT AND NOTE PAYABLE (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Note payable		$ 27,644
Less: note payable, current portion		(15,530)
Note payable, net of current portion		$ 12,114